STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

Supplement dated September 10, 2007 to Statement of Additional Information dated April 1, 2007

The following pertains to the Balanced, Bond, Short Bond and Intermediate Bond Portfolios:

As of August 3, 2007, Northern Trust Investments, N.A. (“NTI”) assumed all rights and obligations of Northern Trust Global Investments Limited (“NTGIL”) under their advisory agreement with Northern Institutional Funds (the “Trust”), with regard to the Bond Portfolio, Short Bond Portfolio, Intermediate Bond Portfolio and Balanced Portfolio. Therefore, effective August 3, 2007, NTGIL no longer serves jointly with NTI as investment adviser to the Bond Portfolio, Short Bond Portfolio, Intermediate Bond Portfolio and Balanced Portfolio.

On August 3, 2007, the Board of Trustees approved a change to the Balanced Portfolio’s investment strategy from a traditional balanced fund to an asset allocation fund, operating as a fund of funds, contingent upon the receipt of an exemptive order from the Securities and Exchange Commission. The Trust and NTI plan to request an exemptive order from the SEC to permit the Balanced Portfolio to operate as a fund of funds that invests in: (a) open-end investment management investment companies that are part of the same group of investment companies as the Balanced Portfolio; (b) open-end investment management investment companies that are not within the same group of investment companies as the Balanced Portfolio; and (c) other securities that are not investment companies. There can be no assurance that the SEC will grant such exemptive order, and if granted, the Trust does not currently expect to implement changes to the Balanced Portfolio’s investment strategy until early 2008.

The information on page 54 with respect to the International Equity Index and Small Company Growth Portfolios is replaced with the following:

PORTFOLIO MANAGERS

Portfolio	Manager(s)

NIF International Equity Index Portfolio	Steven J. Santiccioli and Shaun Murphy

NIF Small Company Growth Portfolio	Matthew Peron and Michael J. Towle

The information with respect to Steven R. Wetter in the section “Accounts Managed by the Portfolio Managers” beginning on page 55 is removed and replaced with the following:

Accounts Managed by the Portfolio Managers

The table below discloses accounts within each type of category listed below for which Steven J. Santiccioli was jointly and primarily responsible for day-to-day portfolio management as of July 31, 2007 unless otherwise indicated.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)		Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Northern Funds:	1	$644.3		0	0
Northern Institutional Funds:	1	$151.0	*	0	0
Other Registered Investment Companies:	0	$0		0	0
Other Pooled Investment Vehicles:	8	$12,068.3		0	0
Other Accounts:	2	$6,385.0		0	0

* Information is as of June 30, 2007.

NORTHERN INSTITUTIONAL FUNDS STATEMENT OF ADDITIONAL INFORMATION

The table below discloses accounts within each type of category listed below for which Michael J. Towle was jointly and primarily responsible for day-to-day portfolio management as of July 31, 2007 unless otherwise indicated.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)		Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Northern Funds:	1	$52.7	*	0	0
Northern Institutional Funds:	1	$2.5	*	0	0
Other Registered Investment Companies:	0	$0		0	0
Other Pooled Investment Vehicles:	0	$0		0	0
Other Accounts:	0	$0		0	0

* Information is as of June 30, 2007.

The information on page 59 with respect to Steven R. Wetter is deleted and replaced with the following:

Disclosure of Securities Ownership

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Steven J. Santiccioli**	International Equity Index Portfolio	$0
Michael J. Towle**	Small Company Growth Portfolio	$0

** Information is as of July 31, 2007.

NORTHERN INSTITUTIONAL FUNDS STATEMENT OF ADDITIONAL INFORMATION